Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flow Supplemental Disclosures [Line Items]
Interest paid	$ 913	$ 1,844	$ 4,341
Income taxes net of refunds	124,984	70,889	70,095
N&S Supply of Fishkill, Inc
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued	0	$ (161)	4,032
Peirce-Phelps, Inc.
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued	0		58,344
Dunphey & Associates Supply Co., Inc.
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued	0		6,891
Acme Refrigeration of Baton Rouge LLC
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued	2,551		0
Makdad Industrial Supply Co., Inc
Cash Flow Supplemental Disclosures [Line Items]
Business combination shares issued	$ 997		$ 0